Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Short-term Loans, Net	Short-term loans, net consisted of the following:

	December 31,
	2016	2017
Short-term loans	$7,850	$4,611
Less: Deferred financing costs	(34)	(34)

Short-term loans, net	$7,816	$4,577